UNITED STATES                  -------------------------
             SECURITIES AND EXCHANGE COMMISSION              OMB APPROVAL
                   Washington, D.C. 20549              -------------------------
                                                       OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                                                       Estimated average burden
                                                       hours per response......1
                                                       -------------------------


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber Index Trust
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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      3.     Investment Company Act File Number:

                  811-8229

             Securities Act File Number:

                  333-27917

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      4(a).  Last day of fiscal year for which this Form is filed:

                  May 31, 2000

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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c).  |_|  Check box if this is the  last time the  issuer will be filing this Form.

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


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      5.     Calculation of registration fee:

             (i)    Aggregate sale price of
                    securities sold during the
                    fiscal year pursuant to
                    section 24(f):                               $    81,902,940
                                                                  --------------

             (ii)   Aggregate price of securities
                    redeemed or repurchased
                    during the fiscal year         $    38,486,287
                                                    --------------

             (iii)  Aggregate price of securities
                    redeemed or repurchased
                    during any PRIOR fiscal
                    year ending no earlier than
                    October 1, 1995 that were
                    not previously used to
                    reduce registration fees
                    payable to the Commission:     $             0
                                                     -------------

             (iv)   Total available redemption
                    credits [add Items 5(ii)
                    and 5(iii)]:                               - $    38,486,287
                                                                  --------------

             (v)    Net sales - if Item 5(i)
                    is greater than Item 5(iv)
                    [subtract Item 5(iv) from
                    Item 5(i)]:                                  $    43,416,653
                                                                  --------------

        ------------------------------------------------------------------------
             (vi)   Redemption credits available
                    for use in future years -- if
                    Item 5(i) is less than Item 5(iv)
                    [subtract Item 5(iv) from
                    Item 5(i)]:                    $(           0)
                                                    --------------
        ------------------------------------------------------------------------
             (vii)  Multiplier for determining
                    registration fee
                    (See Instruction C.9):                     = $      0.000264
                                                                  --------------

             (viii) Registration fee due [multiply
                    Item 5(v) by Item 5(vii)]
                    (enter "0" if no fee is due):              = $        11,462
                                                                  --------------

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      6.     Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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      7.     Interest due - if this  Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                               + $             0
                                                                  --------------

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      8.     Total of the amount of the  registration fee due plus  any interest due [line 5(viii) plus line 7]:

                                                               = $        11,462
                                                                  ==============

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      9.     Date the registration fee and any  interest payment was sent to the
             Commission's lockbox depository:

                August 23, 2000

                           Method of Delivery:

                                           |X|      Wire Transfer

                                           |_|      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Lee
                           --------------------------------------

                           John J. Lee
                           --------------------------------------

                           Vice President and Assistant Treasurer
                           --------------------------------------


Date:    August 24, 2000
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  *Please print the name and title of the signing officer below the signature.


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